CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Revenues:
Online game services	$ 25,262,933	157,390,602	109,046,980	106,471,474
Other revenues	993,654	6,190,562	3,418,618	2,042,108
Revenue, net, total	26,256,587	163,581,164	112,465,598	108,513,582
Sales taxes	(1,468,251)	(9,147,349)	(6,089,044)	(5,675,992)
Net revenues	24,788,336	154,433,815	106,376,554	102,837,590
Cost of services	(11,141,977)	(69,415,631)	(39,117,993)	(103,256,343)
Gross profit (loss)	13,646,359	85,018,184	67,258,561	(418,753)
Operating expenses:
Product development	(48,389,447)	(301,471,091)	(212,121,930)	(139,431,649)
Sales and marketing	(30,017,435)	(187,011,621)	(90,496,700)	(63,290,886)
General and administrative	(27,348,340)	(170,382,896)	(174,665,299)	(112,692,772)
Impairment of equipment and intangible assets	(91,353)	(569,139)	0	(37,949,452)
Loss on termination of R&D VIE arrangements	(2,904,287)	(18,093,999)	0	(1,082,591)
Total operating expenses	(108,750,862)	(677,528,746)	(477,283,929)	(353,364,759)
Other operating income	19,261	120,000	25,993,004	0
Loss from operations	(95,085,242)	(592,390,562)	(384,032,364)	(353,783,512)
Interest income, net	3,496,878	21,785,899	30,416,367	23,183,239
Other (expenses) income, net	745,404	4,643,937	(652,993)	19,258,286
Loss before income tax expense, gain on investment disposal, impairment loss on investments and share of loss in equity investments	(90,842,960)	(565,960,726)	(354,268,990)	(311,341,987)
Income tax expense	0	0	(165)	(7,368,020)
Loss before gain on investment disposal, impairment loss on investments and share of loss in equity investments	(90,842,960)	(565,960,726)	(354,269,155)	(318,710,007)
Gain on investment disposal	2,524,164	15,725,792	44,434,802	6,827,900
Impairment loss on investments	(520,657)	(3,243,744)	0	(196,115,321)
Share of loss in equity investments	(1,018,836)	(6,347,447)	(3,341,607)	(10,713,295)
Net loss	(89,858,289)	(559,826,125)	(313,175,960)	(518,710,723)
Less: Net loss attributable to noncontrolling interest	(7,355,264)	(45,824,033)	(28,846,029)	(19,099,129)
Net loss attributable to holders of ordinary shares	(82,503,025)	(514,002,092)	(284,329,931)	(499,611,594)
Net loss	(89,858,289)	(559,826,125)	(313,175,960)	(518,710,723)
Other comprehensive loss:
Unrealized loss on available-for-sale investments	(9,085)	(56,600)	0	0
Currency translation adjustments	(157,254)	(979,709)	(4,304,857)	(2,511,883)
Comprehensive loss	(90,024,628)	(560,862,434)	(317,480,817)	(521,222,606)
Less: Comprehensive loss attributable to noncontrolling interest	(7,402,357)	(46,117,427)	(29,279,528)	(19,514,314)
Comprehensive loss attributable to holders of ordinary shares	$ (82,622,271)	(514,745,007)	(288,201,289)	(501,708,292)
Net loss attributable to holders of ordinary shares per share-Basic and diluted	$ (3.37)	(20.98)	(11.39)	(19.89)
Weighted average number of shares outstanding-Basic and diluted	24,494,046	24,494,046	24,956,197	25,121,679